Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
EOS ENERGY STORAGE, LLC [Member]
Inventory	3. Inventory As of September 30, 2020, and December 31, 2019, we had inventories of $78 and $0, respectively.	3. Inventory As of December 31, 2019 and 2018, we had inventories of $0 and $801, which was comprised of raw materials.